Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Currency Translation Adjustments	Gains/(losses) on Cash Flow Hedges	Post Employment Benefits	Total Nielsen Stockholders' Equity	Noncontrolling Interest	Unrealized gains (losses) on Available-for-Sale Securities
Balance at Dec. 31, 2009	$ 2,812	$ 22	$ 4,563	$ (1,739)	$ 80	$ (47)	$ (81)	$ 2,798	$ 14
Net income	133			130				130	3
Currency translation adjustments, net of tax	(41)				(40)			(40)	(1)
Unrealized loss on pension liability, net of tax	(40)						(40)	(40)
Cash flow hedges, net of tax	32					32		32
Dividends paid to stockholders	(7)		(7)					(7)
Dividends paid to noncontrolling interests	(3)								(3)
Shares of common stock issued in business combinations	11		11					11
Acquisition of noncontrolling interest in consolidated subsidiaries, net	(8)		(4)					(4)	(4)
Net common stock issuances	2		2					2
Common stock repurchases	(8)		(8)					(8)
Common stock option redemptions	(4)		(4)					(4)
Stock-based compensation expense	17		17					17
Balance at Dec. 31, 2010	2,896	22	4,570	(1,609)	40	(15)	(121)	2,887	9
Net income	87			84				84	3
Currency translation adjustments, net of tax	(135)				(134)			(134)	(1)
Unrealized loss on pension liability, net of tax	(71)						(71)	(71)
Unrealized gain on available for sale security, net of tax	1							1		1
Cash flow hedges, net of tax	1					1		1
Dividends paid to noncontrolling interests	(3)								(3)
Shares of common stock issued in business combinations	9		9					9
Common stock option activity	9		9					9
Net common stock issuances	1,822	8	1,814					1,822
Common stock repurchases	(8)
Stock-based compensation expense	25		25					25
Balance at Dec. 31, 2011	4,641	30	6,427	(1,525)	(94)	(14)	(192)	4,633	8	1
Net income	272			273				273	(1)
Currency translation adjustments, net of tax	74				71			71	3
Unrealized loss on pension liability, net of tax	(105)						(105)	(105)
Unrealized gain on available for sale security, net of tax	(1)							(1)		(1)
Cash flow hedges, net of tax	1					1		1
Noncontrolling interest in a consolidated subsidiary	28		(11)					(11)	39
Dividends paid to noncontrolling interests	(1)								(1)
Shares of common stock issued in business combinations	7		7					7
Common stock option activity	29		29					29
Common stock repurchases	(4)
Stock-based compensation expense	33		33					33
Balance at Dec. 31, 2012	$ 4,978	$ 30	$ 6,485	$ (1,252)	$ (23)	$ (13)	$ (297)	$ 4,930	$ 48